Retirement Benefits - Fair Value Level 3 Rollforward (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Dec. 31, 2009 Qualified Pension Benefits [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Partnership Investment [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Partnership Investment [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	$ 498,700	$ 479,800	$ 479,786	$ 526,469	$ 485,689	$ 48,100		$ 46,226		$ 35,481		$ 23,214		$ 12,619		$ 23,012
Additional investments						11,635		10,473		11,635		10,473		0		0
Distributions						(11,635)		(11,716)		0		0		(11,635)		(11,716)
Realized losses on distributions						(290)		(1,370)		0		0		(290)		(1,370)
Unrealized gains related to instruments still held at the reporting date						(1,198)		4,487		(1,797)		1,794		599		2,693
Transferred out of level 3						(1,293)	[1]	0	[1]	0	[1]	0	[1]	(1,293)	[1]	0	[1]
Fair value of plan assets at end of period	$ 498,700	$ 479,800	$ 479,786	$ 526,469	$ 485,689	$ 45,319		$ 48,100		$ 45,319		$ 35,481		$ 0		$ 12,619

[1]	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2011 or 2010.